OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2023	2022

Deferred contract costs (*)	3,689	2,942
Deposits	300	187
	3,989	3,129

(*)	See Note 1W.